EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended December 31,
	2016	2015	2014
	(In thousands, except share and per share amounts)
Net income (loss) attributable to McDermott International, Inc.	$34,117	$(17,983)	$(75,994)

Weighted average common stock (basic)	240,359,363	238,240,763	237,229,086
Effect of dilutive securities:
Tangible equity units	40,824,938	-	-
Stock options, restricted stock and restricted stock units	2,999,938	-	-
Potential dilutive common stock	284,184,239	238,240,763	237,229,086

Net income (loss) per share
Net income (loss) attributable to McDermott International, Inc.
Basic:	$0.14	$(0.08)	$(0.32)
Diluted:	$0.12	$(0.08)	$(0.32)